Salaries and other employee expenses	12 Months Ended
Dec. 31, 2022
Salaries and other employee expenses
Salaries and other employee expenses
30.    Salaries and other employee expenses
The following table details salaries and other employee expenses:

	December 31,
	2022	2021	2020
Wages and salaries	18,135	13,803	13,717
Payroll taxes	2,196	1,731	1,722
Personnel benefits	12,344	5,134	5,383
Share-based payments	1,544	984	640
Total	34,219	21,652	21,462
A.    2015 Stock Incentive Plan – Directors and Executives
In February 2008, the Board of Directors of the Bank approved an incentive plan for directors and executives allowing the Bank to grant restricted stock, restricted stock units, stock purchase options, and/or other similar compensation instruments and established service requirements as the sole condition of vesting. The maximum aggregate number of shares which may be granted under this plan is three million “Class E” common shares. The Stock Incentive Plan is administered by the Board of Directors who has the authority at its discretion to select the directors and executives to whom the awards may be granted to attract, retain, motivate, and compensate them for their contribution to the growth and profitability of the Bank; to determine whether and to what extent awards are granted, and to amend the terms of any outstanding award under this plan.
Restricted stocks are issued at the grant date but are withheld by the Bank until the vesting date. Restricted stock is entitled to receive dividends.
A restricted stock unit is a grant valued in terms of the Bank’s stock, but no stock is issued at the grant date. Restricted stock units are not entitled to dividends.
The Bank issues or disposes of treasury stock and delivers common stock on the date on which the restricted stock units become unrestricted.
During 2022, 2021 and 2020, the Board of Directors approved the grant of restricted stock to directors and stock options and restricted stock units to certain executives of the Bank, as follows:
A.    2015 Stock Incentive Plan – Directors and Executives (continued)
Restricted stock – Directors
During 2022, the Board of Directors granted the directors 57,000 “Class E” common shares and for the years 2021 and 2020, 63,000 in each year.
The fair value of restricted stock granted was based on the stock closing price in the New York Stock Exchange of the “Class E” shares on April 27, 2022, April 21, 2021 and April 29, 2020, respectively. The fair value of restricted stock granted totaled $835 thousand in 2022, $923 thousand in 2021, and $727 thousand in 2020, of which $354 thousand, $401 thousand and $306 thousand were recognized in profit or loss during 2022, 2021 and 2020, respectively.
Total expense recognized in profit or loss during 2022, 2021 and 2020 of restricted stock granted to directors amounted to $895 thousand, $924 thousand and $1.1 million, respectively. The remaining cost pending amortization of $637 thousand at December 31, 2022 will be amortized over 2.33 years.
Restricted stock loses their restriction from the year following the anniversary date, as follows: 35% in the first and second years, and 30% in the third year.
A summary of restricted stock granted to directors is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2020	109,350	25.44
Granted	63,000	11.54
Vested	(40,200)	26.26
Outstanding at December 31, 2020	132,150	18.56
Granted	63,000	14.65
Vested	(49,350)	19.24
Outstanding at December 31, 2021	145,800	16.64
Granted	57,000	14.65
Vested	(85,950)	18.71
Outstanding at December 31, 2022	116,850	14.15
Expected to vest	116,850
The fair value of vested stock during the years 2022, 2021 and 2020 was $1.6 million, $949 thousand and $1.1 million, respectively.
Restricted stock units and stock purchase options granted to certain executives
Restricted stock units
The Board of Directors approved the grant of restricted stock units to certain executives of the Bank with a grant date fair value of $822 thousand in 2022, $1 million in 2021 and $902 thousand in 2020. The distribution of the fair value was in restricted stock units.
A.    2015 Stock Incentive Plan – Directors and Executives (continued)
The fair value of the restricted stock units was based on the “Class E” stock closing price in the New York Stock Exchange on the grant date. As of December 31, 2022, these stock units vest 25% each year on the grant date’s anniversary. The restricted stock units are exchanged at a ratio of 1: 1 for common shares “Class E”.
Compensation costs of the restricted stock units are amortized during the period of restriction by the accelerated method. During 2022, 2021 and 2020, the cost recognized in profit or loss as a result of the amortization of these grants totaled $749 thousand, $984 thousand and $640 thousand, respectively.
Fair value of vested stock during the years 2022, 2021 and 2020 is $581 thousand, $838 thousand, and $256 thousand, respectively.
A summary of the restricted stock units granted through December 31, 2022, to certain executives is presented below:

	Shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2020	42,178	19.27
Granted	51,829	17.41
Vested	(12,664)	20.24
Outstanding at December 31, 2020	81,343	17.94
Granted	75,796	13.33
Forfeited	(1,311)	14.51
Vested	(48,299)	17.35
Outstanding at December 31, 2021	107,529	14.99
Granted	63,056	13.03
Vested	(36,410)	15.97
Outstanding at December 31, 2022	134,175	13.80	2.56 years	348
Expected to vest	134,175	17.94	2.56 years	348
For the restricted share units that are expected to be released, the compensation cost pending amortization is $666 thousand in 2022 and will be amortized over 3.17 years.
Restricted stock units - Grant 2023
As of December 31, 2022, the Bank's management established a provision of $798 thousand, recognized in the consolidated statement of profit or loss, related to 25% of the restricted share units that were granted during the first quarter of 2023 and lost restriction after the 1st-month post-grant.
In February 2023, the Board of Directors approved the grant restricted stock units to certain executives of the Bank with a grant date fair value of $4.6 million or 298,951 shares, out of which 74,744 shares were vested in March 2023. The remaining shares will be vested at a rate of 25% each year on the grant date´s anniversary.
Stock purchase options
The Board of Directors approved the grant of stock purchase options to certain executives of the Bank.
The Bank´s policy indicates that options expire seven years after the grant date and are exercisable at a rate of 25% each year on the grant date’s anniversary. As of December 31, 2022, there are no options to be exercised.
B.    Other plans - Expatriate Top Executives Plan
The Bank sponsors a defined contribution plan for its expatriate top executives based in Panama, which are not eligible to participate in the Panamanian social security system. The Bank’s contributions are determined as a percentage of the annual salaries of top executives eligible for the plan, each contributing an additional amount withheld from their salary. Contributions to this plan are managed by a fund manager through a trust. The executives are entitled to the Bank’s contributions after completing at least three years of service in the Bank. During 2022, 2021 and 2020, the Bank charged to salaries expense $62 thousand, $67 thousand and $75 thousand, respectively, that correspond to the Bank’s contributions to this plan.